Deficit (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in proportionate share of noncontrolling interest shareholders balance:
Currency translation adjustment
Dividends paid						(1)
Disposition of joint venture					(5)
Noncontrolling interests share of income (loss)				1	1	1
Balance, end of period						4	4
Balance, beginning of period				$ 4	$ 4	$ 4	$ 4